INCOME TAXES - Significant components of the Group's deferred tax assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 22,460,370	$ 23,177,049
Share-based compensation	4,104,367	2,555,382
Lease liabilities	2,019,091	1,933,001
Withholding tax credit carryforwards	1,013,796	1,042,268
Advertising expense carryforwards	807,824	961,816
Accrued expenses	504,250	479,475
Financial instruments held, at fair value	546,762	425,174
Allowance for doubtful accounts	860,624	331,043
Long-term investments	228,010	140,847
Total deferred tax assets	32,545,094	31,046,055
Less: valuation allowance	21,923,356	18,262,801	$ 11,307,489	$ 5,224,095
Deferred tax assets, net of valuation allowance	10,621,738	12,783,254
Deferred tax liabilities
Intangible assets	1,788,555	1,788,555
Right-of-use assets	1,945,981	1,742,996
Financial instruments held, at fair value	382,728	1,658,536
Total deferred tax liabilities	4,117,264	5,190,087
Deferred tax assets, net	8,573,135	10,990,998
Deferred tax liabilities, net	$ 2,068,661	$ 3,397,831